Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000074154
Shareholder Report [Line Items]
Fund Name	New Covenant Growth Fund
Trading Symbol	NCGFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

  The Fund modestly underperformed its benchmark, the Russell 3000 Index (USD) (TR) — which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market —  for the 12-month period ending June 30, 2026.

  The Fund’s holdings in the energy sector lagged relative to the benchmark’s energy sector holdings, weighing on performance for the reporting period. Fund performance was enhanced by an overweight to the semiconductor sector but was hampered by an underweight to the aerospace and defense industry, which outperformed within the benchmark. The Fund also benefited from not owning tobacco company stocks, as the sector underperformed within the benchmark Russell 3000 Index (USD) (TR) for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	New Covenant Growth Fund	Russell 3000 Index (USD) (TR)Footnote Reference*
Jun/16	$10,000	$10,000
Jun/17	$11,812	$11,851
Jun/18	$13,553	$13,602
Jun/19	$14,530	$14,824
Jun/20	$15,573	$15,792
Jun/21	$22,205	$22,767
Jun/22	$19,114	$19,610
Jun/23	$22,714	$23,327
Jun/24	$27,706	$28,721
Jun/25	$31,440	$33,114
Jun/26	$38,443	$40,667

AssetsNet	$ 580,052,000
Holdings Count | Holding	1,510
Advisory Fees Paid, Amount	$ 1,288
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$580,052	1,510	$1,288	5%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	0.4%
Utilities	2.1%
Real Estate	2.2%
Materials	2.2%
Energy	3.1%
Consumer Staples	3.9%
Communication Services	8.7%
Industrials	9.7%
Health Care	9.9%
Consumer Discretionary	10.0%
Financials	12.2%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.5%
Apple Inc	5.8%
Microsoft Corp	4.0%
Amazon.com Inc	3.3%
Alphabet Inc, Cl A	2.8%
Broadcom Inc	2.5%
Alphabet Inc, Cl C	2.2%
Micron Technology Inc	1.8%
Tesla Inc	1.8%
Meta Platforms Inc, Cl A	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000074155
Shareholder Report [Line Items]
Fund Name	New Covenant Income Fund
Trading Symbol	NCICX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

  The Fund modestly underperformed its benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (TR) — which tracks the performance of fixed-rate, publicly issued, investment-grade bonds — for the 12-month period ending June 30, 2026.

  During the reporting period, the Federal Reserve ("Fed") reduced its benchmark interest rate by a cumulative 75 basis points in the final four months of 2025, to a target range of 3.50% to 3.75%, and then remained on hold through June 2026. The steady rate path occurred as inflation remained above the Fed’s 2% target and geopolitical tensions in the Middle East contributed to higher energy prices and uncertainty around the outlook for inflation and interest rates.

  Fund performance for the reporting period was supported by an overweight to agency mortgage-backed securities ("MBS"). Security selection within the sector also contributed to performance, as the Fund’s managers generally favored specified pools over to-be-announced ("TBA") exposure. (TBA securities are forward contracts to buy or sell mortgage-backed securities ("MBS") without immediately identifying the exact underlying loans.) An underweight to corporate credit was a detractor as spreads remained tight during the reporting period, although this was partially offset by positive security selection within the corporate sector. An overweight to asset-backed securities ("ABS") bolstered Fund performance, with the managers generally favoring prime tranches, and an allocation to AAA rated collateralized loan obligations ("CLOs") also had a positive impact. A slightly long duration posture and an overweight to the 2-year segment of the yield curve weighed on Fund performance as the market shifted from pricing in additional rate cuts in 2026 to considering the possibility of a less accommodative Federal Reserve monetary policy path. At the Fund manager level, Income Research + Management benefited from positioning within the ABS sector and security selection in corporate bonds. Metropolitan West Asset Management LLC’s performance was enhanced by overweight allocations to agency MBS and AAA rated CLOs, while an underweight to corporate bonds and yield-curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	New Covenant Income Fund	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Jun/16	$10,000	$10,000	$10,000
Jun/17	$10,028	$9,969	$9,984
Jun/18	$9,973	$9,929	$9,952
Jun/19	$10,618	$10,710	$10,621
Jun/20	$11,246	$11,646	$11,323
Jun/21	$11,372	$11,608	$11,328
Jun/22	$10,310	$10,413	$10,433
Jun/23	$10,229	$10,315	$10,370
Jun/24	$10,570	$10,587	$10,738
Jun/25	$11,230	$11,230	$11,456
Jun/26	$11,602	$11,656	$11,887

AssetsNet	$ 350,805,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 953
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$350,805	852	$953	285%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Materials	0.0%
Energy	0.3%
Consumer Staples	0.6%
Real Estate	0.9%
Industrials	1.0%
Municipal Bonds	1.2%
Consumer Discretionary	1.3%
Communication Services	1.3%
Information Technology	1.3%
Health Care	1.5%
Cash Equivalent	1.7%
Utilities	2.9%
Financials	8.8%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	33.1%
Mortgage-Backed Securities	45.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	06/30/28	8.9%
U.S. Treasury Notes	4.125%	05/31/31	4.9%
U.S. Treasury Notes	4.125%	06/30/31	4.0%
U.S. Treasury Notes	4.000%	05/31/28	3.0%
U.S. Treasury Notes	3.500%	02/28/31	2.3%
FNMA	3.500%	07/15/56	2.2%
U.S. Treasury Notes	3.875%	05/15/29	1.9%
U.S. Treasury Notes	4.125%	02/15/36	1.5%
U.S. Treasury Notes	4.125%	06/15/29	1.2%
U.S. Treasury Notes	4.250%	06/30/33	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000013702
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Growth Fund
Trading Symbol	NCBGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 373,465,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
C000074153
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Income Fund
Trading Symbol	NCBIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 76,730,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%